13F-HR
12/31/04
0001279471
jx3@bebi
NONE
1
Melissa Li
212-984-8801
melissa_li@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Michael Sears  FEBRUARY 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    96836

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADE CORP MASS			 COMMON STOCK	  00089C107      412    22000 SH       SOLE	01	     22000	  0        0
D ADOBE SYS INC                  COMMON STOCK     00724F101     2070    33000 SH       SOLE	01           33000        0        0
D ALLIANCE GAMING CORP		 COMMON STOCK	  01859P609	1043 	75500 SH       SOLE	01	     75500	  0	   0
D ALLSTATE CORP                  COMMON STOCK     020002101     4138    80000 SH       SOLE     01           80000        0        0
D ANDRX CORP DEL                 COMMON STOCK     034553107     1266    58000 SH       SOLE     01           58000        0        0
D ANHEUSER BUSCH COS INC	 COMMON STOCK	  035229103	2181 	43000 SH       SOLE	01	     43000	  0	   0
D AT&T CORP                      COMMON STOCK     001957505     1239    65000 SH       SOLE     01           65000        0        0
D BAXTER INTL INC                COMMON STOCK     071813109     1382    40000 SH       SOLE     01           40000        0        0
D BLOCK H & R INC                COMMON STOCK     093671955     1225    25000 PUT      SOLE     01               0        0        0
D CENTRAL VT PUB SVC CORP	 COMMON STOCK     155771108     1163    50000 SH       SOLE     01           50000        0        0
D EATON CORP		         COMMON STOCK     278058102      724    10000 SH       SOLE     01           10000        0        0
D EXXON MOBIL CORP               COMMON STOCK     30231G102     2563    50000 SH       SOLE     01           50000        0        0
D FELCOR LODGING TR INC          COMMON STOCK     31430F101     2426   165600 SH       SOLE     01          165600        0        0
D FIRST DATA CORP                COMMON STOCK     319963104     3403    80000 SH       SOLE     01           80000        0        0
D FOX ENTMT GROUP INC            COMMON STOCK     35138T107      469    15000 SH       SOLE     01           15000        0        0
D GENERAL MTRS CORP              COMMON STOCK     370442717     2003    50000 PUT      SOLE     01               0        0        0
D GREEN MOUNTAIN PWR GROUP       COMMON STOCK     393154109     1355    47000 SH       SOLE     01           47000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G108     2281    79000 SH       SOLE     01           79000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G958     2165    75000 PUT      SOLE     01               0        0        0
D HILFIGER TOMMY CORP		 COMMON STOCK	  G8915Z102	2030   180000 SH       SOLE	01	    180000 	  0	   0
D JACKSON HEWITT TAX SVCS INC    COMMON STOCK     468202106     2525   100000 SH       SOLE     01          100000        0        0
D KEYNOTE SYS INC	         COMMON STOCK     493308100      348    25000 SH       SOLE     01           25000        0        0
D LIBERTY MEDIA CORP NEW         COMMON STOCK     530718105     1099   100058 SH       SOLE     01          100058        0        0
D MGE ENERGY INC                 COMMON STOCK     55277P104     1099    30500 SH       SOLE     01           30500        0        0
D NATUZZI SPA                    SPONSORED ADR    63905A101      488    45000 SH       SOLE     01           45000        0        0
D NEXTEL COMMUNICATIONS INC      COMMON STOCK     65332V103      900    30000 SH       SOLE     01           30000        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947900     4653    94000 CALL     SOLE     01               0        0        0
D OCEANEERING INTL INC           COMMON STOCK     675232102      746    20000 SH       SOLE     01           20000        0        0
D PACTIV CORP                    COMMON STOCK     695257105     1517    60000 SH       SOLE     01           60000        0        0
D PALL CORP                      COMMON STOCK     696429307     1448    50030 SH       SOLE     01           50030        0        0
D PLAYTEX PRODS INC              COMMON STOCK     72813P100     1718   215000 SH       SOLE     01          215000        0        0
D R.H. DONNELLEY CORP            COMMON STOCK     74955W307     2362    40000 SH       SOLE     01           40000        0        0
D REEBOK INTL LTD                COMMON STOCK     758110100     4402   100044 SH       SOLE     01          110044        0        0
D SAPPI LTD                      SPONSORED ADR    803069202     1233    85067 SH       SOLE     01           85067        0        0
D SCHWEITZER-MAUDUIT INTL INC	 COMMON STOCK	  808541106	1361 	40100 SH       SOLE	01	     40100	  0	   0
D SPDR TR                        UNIT SER 1       78462F103    29009   240000 SH       SOLE     01          240000        0        0
D TELEFONOS DE MEXICO SA         SPONSORED ADR    879403780     2109    55034 SH       SOLE     01           55034        0        0
D THOMSON CORP                   COMMON STOCK     885118109      929    35000 SH       SOLE     01           35000        0        0
D TIFFANY & CO NEW               COMMON STOCK     886547108     1119    35000 SH       SOLE     01           35000        0        0
D TV AZTECA S A DE C V           COMMON STOCK     901145102     1029   100060 SH       SOLE     01          100060        0        0
D UST INC                        COMMON STOCK     902911106     1204    25018 SH       SOLE     01           25018        0        0
S REPORT SUMMARY                 41 DATA RECORDS               96836        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/04
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            42
               Total Records                   41
               Total Omitted                    1
Report Market Value x($1000)                96836
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        Quantity  Market Value
  669947400      NOVASTAR FINL INC    4000      198

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